Business acquisitions (West Auriga Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 04, 2014
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)		50.00%
Proceeds on issuance of equity, net of fees		$ 0.0	$ 0.0	$ 937.8
Goodwill		$ 3.2	$ 3.2
US $100 Discount Note
Business Acquisition [Line Items]
Balloon payment to be paid	$ 103.7
West Auriga
Business Acquisition [Line Items]
Percentage of voting interests acquired (as percent)	100.00%
Consideration transferred	$ 1,240.0
Contingent consideration	443.1
Consideration transferred, excluding debt	797.0
Cash	696.9
Discount note issued	100.0
Working capital adjustment	$ (330.4)
Business acquisition, equity interest issued or issuable, share price (in dollars per share)	$ 30.60
Proceeds on issuance of equity, net of fees	$ 401.3
Payments of stock issuance costs	14.7
Goodwill	2.9
Business acquisition, transaction costs	0.2
Revenues	164.5
Business combination, earnings or loss of acquiree since acquisition date, actual	46.1
West Auriga | Trade Accounts Receivable
Business Acquisition [Line Items]
Acquired receivables, fair value	28.3
West Auriga | Mobilization Fee Receivable
Business Acquisition [Line Items]
Acquired receivables, fair value	92.4
West Auriga | Stock Issued to Public
Business Acquisition [Line Items]
Working capital adjustment	$ 330.4
Common units issued as consideration (in shares)	11,960,000
West Auriga | Seadrill Limited
Business Acquisition [Line Items]
Common units issued as consideration (in shares)	1,633,987
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)	51.00%				51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners (as percent)	49.00%				49.00%
Seadrill Capricorn Holdings LLC | West Auriga | Seadrill
Business Acquisition [Line Items]
Business acquisition, equity interest issued, value assigned	$ 341.5